Consolidated Statement of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Gross written premiums	¥ 618,327	¥ 612,265	¥ 567,086
Less: premiums ceded to reinsurers	(8,015)	(6,053)	(5,238)
Net written premiums	610,312	606,212	561,848
Net change in unearned premium reserves	939	(1,546)	(1,570)
Net premiums earned	611,251	604,666	560,278
Investment income	178,387	154,497	139,919
Net realised gains on financial assets	20,344	14,583	1,831
Net fair value gains through profit or loss	4,943	21,900	19,251
Other income	10,005	9,403	8,220
Total revenues	824,930	805,049	729,499
BENEFITS, CLAIMS AND EXPENSES
Insurance benefits and claims expenses - Life insurance death and other benefits	(121,354)	(113,609)	(127,877)
Insurance benefits and claims expenses - Accident and health claims and claim adjustment expenses	(55,030)	(52,395)	(50,783)
Insurance benefits and claims expenses - Increase in insurance contract liabilities	(442,370)	(414,797)	(330,807)
Investment contract benefits	(10,628)	(9,846)	(9,157)
Policyholder dividends resulting from participation in profits	(26,511)	(28,279)	(22,375)
Underwriting and policy acquisition costs	(65,744)	(84,361)	(81,396)
Finance costs	(5,598)	(3,747)	(4,255)
Administrative expenses	(40,808)	(37,706)	(40,283)
Statutory insurance fund contribution	(1,253)	(1,229)	(1,163)
Other expenses	(15,467)	(12,270)	(9,626)
Total benefits, claims and expenses	(784,763)	(758,239)	(677,722)
Net gains on investments of associates and joint ventures	10,328	7,666	8,011
Including: share of profit of associates and joint ventures	10,328	8,336	9,159
Profit before income tax	50,495	54,476	59,788
Income tax	1,917	(3,103)	(781)
Net profit	52,412	51,373	59,007
Attributable to:
Equity holders of the Company	50,921	50,257	58,281
Non-controlling interests	¥ 1,491	¥ 1,116	¥ 726
Basic and diluted earnings per share	¥ 1.80	¥ 1.77	¥ 2.05
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Fair value gains on available-for-sale securities	¥ 17,065	¥ 52,547	¥ 69,600
Amount transferred to net profit from other comprehensive income	(21,722)	(14,386)	(4,635)
Portion of fair value changes on available-for-sale securities attributable to policyholders equity	(1,793)	(3,959)	(19,521)
Share of other comprehensive income of associates and joint ventures under the equity method	1,260	672	599
Exchange differences on translating foreign operations	(398)	(986)	237
Income tax relating to components of other comprehensive income	1,098	(8,482)	(11,292)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods	(4,490)	25,406	34,988
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Share of other comprehensive income of associates and joint ventures under the equity method	(59)	344	(76)
Other comprehensive income for the year, net of tax	(4,549)	25,750	34,912
Total comprehensive income for the year, net of tax	47,863	77,123	93,919
Attributable to:
Equity holders of the Company	46,358	75,956	93,128
Non-controlling interests	¥ 1,505	¥ 1,167	¥ 791